REAL ESTATE ASSETS - Condominium Development Project and Dispositions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate [Line Items]
Condominium developments	$ 197,080		$ 0
Proceeds from disposition of properties	304,370	$ 157,198	263,797	$ 1,399,953	$ 64,180
Gain (loss) on sale of properties	46,469	$ 16,901	$ 27,518	$ 180,666	$ 6,299
Condominium Units
Real Estate [Line Items]
Condominium developments	4,500
Condominium Dispositions
Real Estate [Line Items]
Aggregate gross sales price	8,800
Proceeds from disposition of properties	8,500
Gain (loss) on sale of properties	$ 1,500